Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Excluded potentially dilutive securities	224,206,694	423,353,662	427,734,547	567,278
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	52,669,694	268,788,732	268,788,732	486,723
Convertible Notes [Member]
Excluded potentially dilutive securities		45,817,156	50,198,041	80,555
Favoured Nations [Member]
Excluded potentially dilutive securities		108,747,774	108,747,774
Series B Preferred Stock [Member]
Excluded potentially dilutive securities	155,663,400
Series C Preferred Stock [Member]
Excluded potentially dilutive securities	15,873,600